The Variable Annuity Contract
issued by
Brighthouse Life Insurance Company of NY
and
BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B

Brighthouse Prime Options

Updating Summary Prospectus
April 27, 2026
A flexible premium deferred variable annuity contract

The prospectus for the Brighthouse Prime Options Variable Annuity Contract (the “Contract” or “contract”), a flexible premium deferred variable annuity contract issued by Brighthouse Life Insurance Company of NY (“Brighthouse”, the “Company”, or “we” or “us”), is available and contains more information about the Contract including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at https://dfinview.com/BHF/PUFT/BHF57. You can also obtain this information at no cost by calling (888) 243-1932 or by sending an email request to rcg@brighthousefinancial.com.
The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals (partial or full) could result in withdrawal charges, taxes, and tax penalties.
The Company’s obligations under the Contract are subject to our financial strength and claims-paying ability. Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Special Terms
Account Value. The sum of your interests in the Investment Portfolios.
Accumulation Phase. The period in which earnings accumulate on a tax-deferred basis.
Contract Year. A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.
Investment Portfolios. The means of investing offered to Owners in various underlying fund portfolios.
Purchase Payment. A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments.
Separate Account. We have established Brighthouse Variable Annuity Account B to hold the assets that underlie the Contracts.
Updated Information You Should Consider About the Contract
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the Updating Summary Prospectus dated April 28, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract.
On November 6, 2025, Brighthouse Financial, Inc. (“BHF”) and Aquarian Capital LLC (“Aquarian”) announced that they had entered into a definitive agreement under which an affiliate of Aquarian will acquire BHF. This transaction is subject to the satisfaction or waiver of customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction or waiver of the other conditions, the transaction is expected to be consummated in 2026.
Upon the consummation of the transaction, Aquarian will become the ultimate parent of BHF, Brighthouse Life Insurance Company (“BLIC”) will remain an indirect wholly-owned subsidiary of BHF, and the Company will remain a wholly-owned subsidiary of BLIC. Although Aquarian will replace BHF as the Company’s ultimate parent, the Company will continue in its present role as the issuer of your Contract. All of your rights and benefits under your contract and the Company’s obligations under the contract will remain unchanged.
Founded in 2017, Aquarian Capital is a diversified global holding company with a strategic portfolio of insurance and asset management solutions. Aquarian is headquartered in New York, NY.
Changes Affecting the Investment Portfolios
Portfolio Name Changes. Certain Investment Portfolios were subject to a name change. The chart below identifies the former name and new name of the Investment Portfolios.
Former Name	New Name
American Funds Insurance Series®	American Funds Insurance Series®
American Funds Global Small Capitalization Fund	American Funds SMALLCAP World Fund®*
Brighthouse Funds Trust I	Brighthouse Funds Trust I
SSGA Emerging Markets Enhanced Index Portfolio	State Street Emerging Markets Enhanced Index Portfolio
SSGA Growth and Income ETF Portfolio	State Street Moderate ETF Portfolio
SSGA Growth ETF Portfolio	State Street Moderately Aggressive ETF Portfolio
*The effective date of this name change is May 1, 2026.
Trust/Investment Portfolio Reorganization. Each of the following Former Investment Portfolios was reorganized into the New Investment Portfolio of the New Trust.

Former Trust/Investment Portfolio	New Trust/Investment Portfolio
Legg Mason Partners Variable Equity Trust	Lincoln Variable Insurance Products Trust
ClearBridge Variable Appreciation Portfolio	LVIP ClearBridge Appreciation Fund
ClearBridge Variable Dividend Strategy Portfolio	LVIP ClearBridge Dividend Strategy Fund

Important Information You Should Consider About the Contract
	Fees, Expenses, and Adjustments	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money during the first 7 full Contract Years (or the first 8 Contract Years if the Contract was issued prior to January 1, 2024)
following a Purchase Payment, you may be assessed a withdrawal charge of up to 8% of the Purchase Payment withdrawn, declining to 0% over that time period.
For example, if you make an early withdrawal, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes or tax penalties.
Fee Table and Examples Expenses – Withdrawal Charge
Are There Transaction Charges?
Yes. In addition to withdrawal charges, you also may be charged for the following transactions: transfers of cash value between investment options.
Transfer Fee. Currently, we allow unlimited transfers among the investment options without charge. However, we reserve the right to charge for transfers after the first 12 transfers per year.
Fee Table and Examples Expenses – Transfer Fee

	Fees, Expenses, and Adjustments			Location in Prospectus
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee Table and Examples Expenses – Product Charges Appendix A: Investment Portfolios Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.31%	1.31%
	Investment Portfolio fees and expenses[2]	0.53%	2.50%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.25%[3]	1.35%[4]
1 As a percentage of average Account Value in the Separate Account. The charge shown also includes the Account Fee.
2 As a percentage of fund assets before temporary expense reimbursements and/or fee waivers.
3 As a percentage of average Account Value in the Separate Account. This charge is the current charge for the least expensive optional benefit.
4 As a percentage of the Benefit Base, which is a value used to calculate your benefit. This charge is the current charge for the most expensive optional benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost $1,736	Highest Annual Cost $4,524
	Assumes:	Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive Investment Portfolio
fees and expenses
●No optional benefits
●No sales charges
●No additional Purchase Payments,
transfers, or withdrawals

●Investment of $100,000
●5% annual appreciation
●Most expensive combination
of optional benefits and
Investment Portfolio fees and
expenses
●No sales charges
●No additional Purchase
Payments, transfers, or
withdrawals

Risks
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract including loss of principal.			Principal Risks of Investing in the Contract

	Risks	Location in Prospectus
Is This a Short- Term Investment?
No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
Withdrawal charges may apply for the first 7 full Contract Years following a
Purchase Payment (or 8 years if your Contract was issued prior to January 1,
2024). Withdrawal charges will reduce the value of your Contract if you withdraw money during that time. Withdrawals could significantly reduce the value of your Contract, the death benefit, and other Contract benefits, including the optional death benefit. The reduction may be more than the amount withdrawn.
The benefits of tax deferral and living benefit protection also mean the
Contract is more beneficial to investors with a long time horizon.
Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Investment Portfolios).
●Each investment option has its own unique risks.
●You should review the prospectuses for the available funds before making an investment decision.
Principal Risks of Investment in the Contract
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us. Any obligations and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Brighthouse, including our financial strength ratings, is available by contacting us at (888) 243-1968.
Principal Risks of Investing in the Contract
Restrictions
Are There Restrictions on the Investment Options?
Yes.
●Currently, we allow unlimited transfers without charge among investment options during the Accumulation Phase. However, we reserve the right to limit transfers or impose a charge for transfers in excess of 12 per year.
●We reserve the right to limit transfers in circumstances of frequent or large transfers.
●We reserve the right to remove or substitute the Investment Portfolios available as investment options under the Contract.
●The availability of the Investment Portfolios may vary depending on the selling firm through which your Contract is sold.
Purchase Investment Options Appendix F: Financial Intermediary Variations

	Restrictions	Location in Prospectus
Are There Any Restrictions on Contract Benefits?
Yes.
●Certain optional benefits limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
●Certain optional benefits could limit subsequent Purchase Payments.
●Withdrawals will reduce the value of the death benefit, perhaps significantly.
●Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.
●We may stop offering an optional benefit at any time for new sales.
●The availability of Contract benefits may vary depending on the selling firm through which your Contract is sold.
●Except as otherwise provided, Contract benefits may not be modified or terminated by us.

Purchase –
Investment
Allocation
Restrictions for
Certain Riders

Living Benefit

Death Benefit

Appendix B:
Investment
Portfolios
Available
Under the
Benefits
Offered Under
the Contract

Appendix F:
Financial
Intermediary
Variations

Taxes
What Are the Contract’s Tax Implications?
●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
●If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
●You will generally not be taxed on increases in the value of the Contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59 1∕2.
Federal Income Tax Status
Conflicts of Interest
How Are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Other Information – Distributor
Should I Exchange My Contract?
If you already own an insurance contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Replacement of Contracts and Other Exchanges

APPENDIX A
Investment Portfolios Available Under the Contract
The following is a list of Investment Portfolios under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/BHF/PUFT/BHF57. You can also request this information at no cost by calling (888) 243-1932 or sending an email request to rcg@brighthousefinancial.com. Depending on the optional benefits you choose, you may not be able to invest in certain Investment Portfolios. See Appendix B: Investment Portfolios Available Under the Benefits Offered Under the Contract.
The availability of the Investment Portfolios may vary depending on the selling firm through which your Contract is sold. See Appendix F: Financial Intermediary Variations.
The current expenses and performance information below reflects fees and expenses of the Investment Portfolio, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance.
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks both capital appreciation and current income.	Invesco V.I. Equity and Income Fund — Series II Invesco Advisers, Inc.	0.82%	12.52%	8.68%	8.64%
Seeks long-term growth of capital.	Invesco V.I. EQV International Equity Fund — Series II Invesco Advisers, Inc.	1.15%	16.23%	3.42%	5.95%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® — Series II Invesco Advisers, Inc.	1.09%	8.44%	8.07%	10.31%
Seeks long-term growth of capital.	American Funds Global Growth Fund — Class 4# Capital Research and Management CompanySM	0.90%	21.34%	7.97%	11.89%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund — Class 4 Capital Research and Management CompanySM	0.78%	17.77%	13.62%	13.63%
Seeks long-term growth of capital.	American Funds SMALLCAP World Fund® — Class 4[1]# Capital Research and Management CompanySM	1.15%	14.33%	0.23%	6.96%
Seeks as high a level of current income as is consistent with the preservation of capital.	American Funds The Bond Fund of America — Class 4# Capital Research and Management CompanySM	0.72%	6.98%	-0.38%	2.11%
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund — Class III# BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	1.01%	19.42%	5.51%	7.33%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital appreciation and current income.	AB Global Dynamic Allocation Portfolio — Class B* Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.	0.92%	11.56%	3.05%	4.77%
Seeks to maximize total return.	AB International Bond Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.	0.87%	7.77%	0.45%	—
Seeks growth of capital.	American Funds® Aggressive Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.99%	19.90%	9.30%	10.88%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	American Funds® Balanced Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.96%	17.02%	7.26%	8.99%
Seeks to achieve growth of capital.	American Funds® Growth Portfolio — Class C Brighthouse Investment Advisers, LLC; Capital Research and Management CompanySM	0.90%	19.88%	13.02%	17.60%
Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	American Funds® Moderate Allocation Portfolio — Class C‡ Brighthouse Investment Advisers, LLC	0.95%	14.46%	5.71%	7.30%
Seeks capital appreciation and current income.	BlackRock Global Tactical Strategies Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.94%	11.44%	3.54%	5.10%
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.88%	8.93%	4.68%	6.35%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.96%	17.06%	8.63%	10.70%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Balanced Plus Portfolio — Class B* Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC	1.17%	11.95%	1.31%	5.83%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks a high level of current income.	Brighthouse/Eaton Vance Floating Rate Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Eaton Vance Management	0.95%	3.81%	4.75%	4.59%
Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse/Franklin Low Duration Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.75%	5.25%	2.14%	2.23%
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.91%	6.75%	4.03%	3.95%
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.97%	32.78%	6.46%	6.74%
Seeks total return.	Invesco Balanced-Risk Allocation Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.97%	13.14%	3.77%	5.80%
Seeks capital growth and income.	Invesco Comstock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.81%	17.31%	15.15%	11.83%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.83%	15.60%	7.30%	11.00%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.99%	5.83%	-0.91%	9.00%
Seeks capital appreciation and current income.	JPMorgan Global Active Allocation Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.98%	13.92%	3.68%	5.77%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks high total investment return through a combination of capital appreciation and income.	Loomis Sayles Global Allocation Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	1.04%	12.59%	6.25%	9.22%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.80%	14.90%	14.77%	13.91%
Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	MetLife Multi-Index Targeted Risk Portfolio — Class B* Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Management, LLC	0.62%	9.08%	2.93%	5.31%
Seeks capital appreciation.	MFS® Research International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.81%	22.41%	5.54%	7.57%
Seeks capital appreciation.	Morgan Stanley Discovery Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.90%	13.19%	-5.83%	14.00%
Seeks total return.	PanAgora Global Diversified Risk Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.	1.01%	19.84%	0.66%	5.01%
Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO Inflation Protected Bond Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	1.38%	7.74%	1.15%	3.09%
Seeks capital appreciation and current income.	Schroders Global Multi-Asset Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: Schroder Investment Management North America Inc.	0.96%	9.85%	4.28%	5.28%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to provide total return, primarily through capital appreciation.	State Street Emerging Markets Enhanced Index Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc	0.80%	34.14%	6.04%	—
Seeks growth of capital and income.	State Street Moderate ETF Portfolio — Class B‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.75%	16.78%	7.19%	7.85%
Seeks growth of capital.	State Street Moderately Aggressive ETF Portfolio — Class B‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.78%	19.23%	9.01%	9.31%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	12.05%	10.28%	10.09%
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.85%	2.29%	9.62%	9.58%
Seeks a high level of current income, consistent with preservation of principal.	Western Asset Management Government Income Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.74%	7.21%	-1.27%	1.21%
Seeks long-term growth of capital.	Baillie Gifford International Stock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.99%	18.96%	0.70%	7.34%
Seeks a competitive total return primarily from investing in fixed- income securities.	BlackRock Bond Income Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.63%	7.68%	-0.42%	2.12%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.81%	12.91%	10.79%	15.51%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.62%	3.89%	2.83%	1.85%
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio — Class B#‡ Brighthouse Investment Advisers, LLC	0.93%	9.25%	2.06%	3.97%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	11.50%	3.84%	5.69%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	13.77%	5.55%	7.47%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.93%	15.63%	7.18%	9.22%
Seeks long-term capital appreciation.	Brighthouse/Dimensional International Small Company Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Dimensional Fund Advisors LP	1.03%	35.85%	8.30%	8.14%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.87%	7.54%	8.02%	10.45%
Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio — Class G# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.56%	6.79%	-0.92%	1.46%
Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	MetLife Mid Cap Stock Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.60%	6.82%	8.48%	10.10%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.67%	30.71%	8.30%	7.71%
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class G Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.60%	12.37%	5.68%	9.22%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.52%	17.28%	13.84%	14.24%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.82%	8.88%	1.17%	3.77%
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.75%	6.81%	0.35%	1.57%
Seeks long-term capital appreciation.	Contrafund® Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.79%	21.24%	15.08%	15.49%
Seeks long-term growth of capital.	Mid Cap Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.80%	11.49%	9.83%	10.31%
Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund — Class 2 Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Shares VIP Fund — Class 2 Franklin Mutual Advisers, LLC	0.94%	11.52%	9.20%	7.53%
Seeks long-term total return.	Franklin Small Cap Value VIP Fund — Class 2# Franklin Mutual Advisers, LLC	0.91%	7.65%	8.86%	9.81%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP Fund — Class 2# Franklin Advisers, Inc.	0.75%	15.73%	-0.96%	-0.15%
Seeks long-term growth of capital.	Janus Henderson Global Sustainable Equity Portfolio — Service Shares# Janus Henderson Investors US LLC	0.99%	17.26%	—	—
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio — Class II Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.06%	8.97%	-0.42%	9.11%
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio — Class II Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Pte. Ltd.	1.06%	9.95%	2.34%	5.09%
Seeks long-term capital appreciation.	LVIP ClearBridge Appreciation Fund — Class II# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.95%	14.19%	12.44%	13.05%
Seeks dividend income, growth of dividend income and long-term capital appreciation.	LVIP ClearBridge Dividend Strategy Fund — Class II# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.00%	12.46%	11.69%	12.29%
Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Victory Pioneer Mid Cap Value VCT Portfolio — Class II# Victory Capital Management Inc.	1.02%	10.86%	10.88%	8.73%
#
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.
*
This Investment Portfolio is managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”). See “Principal Risks of Investing in the Contract.”
‡
This Investment Portfolio is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
1
Until May 1, 2026, the name of this Investment Portfolio is American Funds Global Small Capitalization Fund.

APPENDIX B
Investment Portfolios Available Under the Benefits Offered Under the Contract
If you have elected an optional benefit under the contract, your contract may be subject to investment allocation restrictions, as reflected in the following table. See “Investment Allocation Restrictions for Certain Riders” for more details. If your optional benefit is not included in the table below, your contract is not currently subject to any investment allocation restrictions.
Optional Benefit
FlexChoice Access GLWB
FlexChoice GLWB
You may not allocate Purchase Payments to the Standard Dollar Cost Averaging Program if you elect any of these optional benefits.
Investment Allocation and Other Purchase Payment Restrictions for the GLWB
FlexChoice Access GLWB (available for purchase on and after March 5, 2018). If you elect the FlexChoice Access GLWB, you must allocate your investments according to either Option A or Option B below.
Option A. You must allocate 100% of your Purchase Payments or Account Value among:

AB Global Dynamic Allocation Portfolio
American Funds® Balanced Allocation Portfolio
American Funds® Moderate Allocation Portfolio
BlackRock Global Allocation V.I. Fund
BlackRock Global Tactical Strategies Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Balanced Plus Portfolio
Franklin Income VIP Fund
Invesco Balanced-Risk Allocation Portfolio
JPMorgan Global Active Allocation Portfolio
Loomis Sayles Global Allocation Portfolio
MetLife Multi-Index Targeted Risk Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
State Street Moderate ETF Portfolio
OR
Option B. You must allocate up to 70% of Purchase Payments or Account Value to Platform 1 portfolios; and at least 30% of Purchase Payments or Account Value to Platform 2 portfolios. We will automatically rebalance your allocations quarterly. The investment options in each Platform are:
Platform 1	Platform 2
A maximum of 70% of Purchase Payments or Account Value	A minimum of 30% of Purchase Payments or Account Value
AB Global Dynamic Allocation Portfolio	AB International Bond Portfolio
American Funds Global Growth Fund	American Funds The Bond Fund of America
American Funds Growth-Income Fund	BlackRock Bond Income Portfolio
American Funds SMALLCAP World Fund®	BlackRock High Yield Portfolio
American Funds® Aggressive Allocation Portfolio	BlackRock Ultra-Short Term Bond Portfolio
American Funds® Balanced Allocation Portfolio	Brighthouse/Eaton Vance Floating Rate Portfolio
American Funds® Growth Portfolio	Brighthouse/Franklin Low Duration Total Return Portfolio
American Funds® Moderate Allocation Portfolio	MetLife Aggregate Bond Index Portfolio
Baillie Gifford International Stock Portfolio	PIMCO Inflation Protected Bond Portfolio
BlackRock Capital Appreciation Portfolio	Templeton Global Bond VIP Fund

Platform 1	Platform 2
A maximum of 70% of Purchase Payments or Account Value	A minimum of 30% of Purchase Payments or Account Value
BlackRock Global Allocation V.I. Fund	Western Asset Management Government Income Portfolio
BlackRock Global Tactical Strategies Portfolio	Western Asset Management Strategic Bond Opportunities Portfolio
Brighthouse Asset Allocation 100 Portfolio	Western Asset Management U.S. Government Portfolio
Brighthouse Asset Allocation 20 Portfolio	Western Asset Variable Global High Yield Bond Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Balanced Plus Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
CBRE Global Real Estate Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Contrafund® Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Small Cap Value VIP Fund
Harris Oakmark International Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Comstock Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
Invesco V.I. Equity and Income Fund
Invesco V.I. EQV International Equity Fund
Invesco V.I. Main Street Small Cap Fund®
Janus Henderson Global Sustainable Equity Portfolio
JPMorgan Global Active Allocation Portfolio
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Growth Portfolio
LVIP ClearBridge Appreciation Fund
LVIP ClearBridge Dividend Strategy Fund
MetLife Mid Cap Stock Index Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Multi-Index Targeted Risk Portfolio
MetLife Russell 2000® Index Portfolio
MetLife Stock Index Portfolio
MFS® Research International Portfolio
Mid Cap Portfolio
Morgan Stanley Discovery Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
State Street Emerging Markets Enhanced Index Portfolio

Platform 1	Platform 2
A maximum of 70% of Purchase Payments or Account Value	A minimum of 30% of Purchase Payments or Account Value
State Street Moderate ETF Portfolio
State Street Moderately Aggressive ETF Portfolio
T. Rowe Price Large Cap Value Portfolio
Victory Pioneer Mid Cap Value VCT Portfolio
Victory Sycamore Mid Cap Value Portfolio

FlexChoice GLWB (available for purchase prior to March 5, 2018). For contracts issued with FlexChoice GLWB, you must allocate a minimum of 80% of your investments to Platform 1 and you may allocate a maximum of 20% of your investment to Platform 2 below. You select the amount to invest (by percentage) in the funds under the contract, but the amount of Purchase Payments or Account Value that you allocate to the groups identified below must comply with the specified minimums or maximums percentages for those groups. We will automatically rebalance your allocations quarterly.
Platform 1	Platform 2
A minimum of 80% of your Purchase Payments or Account Value	A maximum of 20% of Purchase Payments or Account Value
AB Global Dynamic Allocation Portfolio	American Funds® Balanced Allocation Portfolio
BlackRock Global Tactical Strategies Portfolio	American Funds® Moderate Allocation Portfolio
Brighthouse Balanced Plus Portfolio	Brighthouse Asset Allocation 20 Portfolio
Invesco Balanced-Risk Allocation Portfolio	Brighthouse Asset Allocation 40 Portfolio
JPMorgan Global Active Allocation Portfolio	Brighthouse Asset Allocation 60 Portfolio
MetLife Aggregate Bond Index Portfolio	State Street Moderate ETF Portfolio
MetLife Multi-Index Targeted Risk Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
Western Asset Management Government Income Portfolio

The prospectus and statement of additional information (“SAI”) include additional information. The prospectus and SAI are dated the same as this summary prospectus and are incorporated by reference. The prospectus and SAI are available, without charge, upon request. For a free copy, call us at (888) 243-1932, or send an email request to rcg@brighthousefinancial.com. You can also access the prospectus, SAI and other information about the Contract online at https://dfinview.com/BHF/PUFT/BHF57.
Reports and other information about the Separate Account are available on the SEC’s website at https://www.sec.gov/ and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No. is C000186121